Concentrations (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2017 Customers Supplier	Dec. 31, 2016 Customers Supplier	Dec. 31, 2017 Customers Supplier	Dec. 31, 2016 Customers Supplier	Jun. 30, 2017 Customers	Jun. 30, 2016 Customers
Customer Concentration Risk [Member] | Due from related party [Member] | Major Customer One [Member]
Concentrations (Textual)
Concentrations risks, percentage					100.00%	100.00%
Customer Concentration Risk [Member] | Revenues [Member]
Concentrations (Textual)
Number of customer	3	4	3	3	3	2
Customer Concentration Risk [Member] | Revenues [Member] | Major Customer One [Member]
Concentrations (Textual)
Concentrations risks, percentage	60.00%	39.00%	54.00%	36.00%	26.00%	31.00%
Customer Concentration Risk [Member] | Revenues [Member] | Major Customer Two [Member]
Concentrations (Textual)
Concentrations risks, percentage	16.00%	29.00%	16.00%	36.00%	24.00%	27.00%
Customer Concentration Risk [Member] | Revenues [Member] | Major Customer Three [Member]
Concentrations (Textual)
Concentrations risks, percentage	11.00%	11.00%	11.00%	12.00%	19.00%
Customer Concentration Risk [Member] | Revenues [Member] | Major Customer Four [Member]
Concentrations (Textual)
Concentrations risks, percentage		10.00%
Customer Concentration Risk [Member] | Revenues [Member] | Due from related party [Member]
Concentrations (Textual)
Concentrations risks, percentage	100.00%	100.00%	100.00%	100.00%
Number of customer	3	4	3	3
Customer Concentration Risk [Member] | Accounts receivable [Member]
Concentrations (Textual)
Concentrations risks, percentage	74.00%	86.00%	74.00%	79.00%
Number of customer	2	3	2	2
Customer Concentration Risk [Member] | Accounts receivable [Member] | Major Customer Two [Member]
Concentrations (Textual)
Concentrations risks, percentage					63.00%	70.00%
Customer Concentration Risk [Member] | Accounts receivable [Member] | Major Customer Three [Member]
Concentrations (Textual)
Concentrations risks, percentage					100.00%
Supplier Concentration Risk [Member] | Revenues [Member]
Concentrations (Textual)
Number of suppliers					2	3
Supplier Concentration Risk [Member] | Costs of revenue [Member]
Concentrations (Textual)
Number of suppliers | Supplier	2	1	1	2
Supplier Concentration Risk [Member] | Costs of revenue [Member] | Major Supplier One [Member]
Concentrations (Textual)
Concentrations risks, percentage	82.00%	47.00%	71.00%	28.00%	42.00%	27.00%
Supplier Concentration Risk [Member] | Costs of revenue [Member] | Major Supplier Two [Member]
Concentrations (Textual)
Concentrations risks, percentage	15.00%			10.00%	11.00%	15.00%
Supplier Concentration Risk [Member] | Costs of revenue [Member] | Major Supplier Three [Member]
Concentrations (Textual)
Concentrations risks, percentage						10.00%